Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2015
Assets pledged and collateral	Assets pledged
end of	2015	2014
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	137,330	153,982
of which encumbered	91,278	103,245

Fair value of collateral received with the right to sell or repledge
Collateral
end of	2015	2014
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	422,269	444,852
of which sold or repledged	186,132	218,752	[1]
1 Prior period has been corrected.

Schedule of Other Assets Pledged and Collateral
Other information
end of	2015	2014
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	24,592	26,286
Swiss National Bank required minimum liquidity reserves	2,014	2,202

Bank
Assets pledged and collateral	Assets pledged
end of	2015	2014
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	130,983	148,345
of which encumbered	91,278	103,245

Fair value of collateral received with the right to sell or repledge
Collateral
end of	2015	2014
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	422,659	444,852
of which sold or repledged	186,298	218,752	[1]
1 Prior period has been corrected.

Schedule of Other Assets Pledged and Collateral
Other information
end of	2015	2014
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	24,592	26,286
Swiss National Bank required minimum liquidity reserves	1,890	2,051